VANECK BITCOIN STRATEGY ETF

SCHEDULE OF INVESTMENTS

September 30, 2022 (unaudited)

	Par (000’s)	Value
Short-Term Investments: 78.6%
United States Treasury Obligations: 78.6%
United States Cash Management Bill 0.00%, 01/24/23	$4,000	$3,955,945
United States Treasury Bills 0.00%, 10/06/22 (a)	2,000	1,999,592
	Par (000’s)	Value
United States Treasury Obligations (continued)
0.00%, 10/25/22 (a)	$2,000	$1,996,908
0.00%, 11/15/22 (a)	2,000	1,993,245
2.45%, 11/10/22 (a)	2,000	1,994,303
2.59%, 12/01/22 (a)	3,000	2,985,729
		14,925,722
Total Short-Term Investments: 78.6% (Cost: $14,927,138)		14,925,722
Other assets less liabilities: 21.4%		4,073,425
NET ASSETS: 100.0%		$18,999,147

Futures Contracts

Long Exposure

Reference Entity	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
CME BITCOIN	195	10/28/22	18,939,375	$129,549

Footnotes:

(a)	All or a portion of these securities are held at the broker for futures collateral. Total value of securities held at the broker is $8,972,179.

Summary of Investments by Sector	% of Investments	Value
Government Activity	100.0%	$14,925,722
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